Property, plant and equipment - Disclosure of analysis of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 68,907
Property, plant and equipment, ending balance	74,091	£ 68,907
Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	87,133	81,813
Exchange adjustments	(1,132)	(976)
Additions	8,981	7,167
Disposals	(694)	(465)
Adjustment for change in discount rate on decommissioning provisions	7	29
Reclassifications	(12)	(169)
Reclassification to held for sale	(1,826)	(266)
Property, plant and equipment, ending balance	92,457	87,133
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(18,226)	(17,380)
Exchange adjustments	223	199
Depreciation charge for the year	(1,924)	(1,804)
Disposals	681	438
Reclassifications	(1)	166
Reclassification to held for sale	881	155
Property, plant and equipment, ending balance	(18,366)	(18,226)
Land and buildings
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,452
Property, plant and equipment, ending balance	3,473	3,452
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,210	4,066
Exchange adjustments	(55)	(49)
Additions	60	59
Disposals	(59)	(55)
Adjustment for change in discount rate on decommissioning provisions	0	0
Reclassifications	198	277
Reclassification to held for sale	(110)	(88)
Property, plant and equipment, ending balance	4,244	4,210
Land and buildings | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(758)	(794)
Exchange adjustments	12	10
Depreciation charge for the year	(93)	(80)
Disposals	49	50
Reclassifications	(32)	(3)
Reclassification to held for sale	51	59
Property, plant and equipment, ending balance	(771)	(758)
Plant and machinery
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	57,821
Property, plant and equipment, ending balance	60,841	57,821
Plant and machinery | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	74,551	69,765
Exchange adjustments	(965)	(841)
Additions	1,172	1,157
Disposals	(387)	(271)
Adjustment for change in discount rate on decommissioning provisions	7	29
Reclassifications	4,583	4,725
Reclassification to held for sale	(1,195)	(13)
Property, plant and equipment, ending balance	77,766	74,551
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(16,730)	(15,926)
Exchange adjustments	200	177
Depreciation charge for the year	(1,632)	(1,515)
Disposals	387	252
Reclassifications	33	281
Reclassification to held for sale	817	1
Property, plant and equipment, ending balance	(16,925)	(16,730)
Assets in the course of construction
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,955
Property, plant and equipment, ending balance	9,022	6,955
Assets in the course of construction | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,022	6,760
Exchange adjustments	(91)	(67)
Additions	7,529	5,754
Disposals	(9)	(5)
Adjustment for change in discount rate on decommissioning provisions	0	0
Reclassifications	(4,876)	(5,389)
Reclassification to held for sale	(502)	(31)
Property, plant and equipment, ending balance	9,073	7,022
Assets in the course of construction | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(67)	(55)
Exchange adjustments	0	0
Depreciation charge for the year	4	(20)
Disposals	9	2
Reclassifications	3	0
Reclassification to held for sale	0	6
Property, plant and equipment, ending balance	(51)	(67)
Motor vehicles and office equipment
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	679
Property, plant and equipment, ending balance	755	679
Motor vehicles and office equipment | Cost
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,350	1,222
Exchange adjustments	(21)	(19)
Additions	220	197
Disposals	(239)	(134)
Adjustment for change in discount rate on decommissioning provisions	0	0
Reclassifications	83	218
Reclassification to held for sale	(19)	(134)
Property, plant and equipment, ending balance	1,374	1,350
Motor vehicles and office equipment | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(671)	(605)
Exchange adjustments	11	12
Depreciation charge for the year	(203)	(189)
Disposals	236	134
Reclassifications	(5)	(112)
Reclassification to held for sale	13	89
Property, plant and equipment, ending balance	£ (619)	£ (671)